Derivative Liabilities (Details) - Schedule of series A preferred stock and recorded as a derivative liability - Series A Preferred Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021
Derivative Liabilities (Details) - Schedule of series A preferred stock and recorded as a derivative liability [Line Items]
Base case conversion price	$ 9.91	$ 9.91
Stock price on valuation date	$ 10.37	$ 10.5
Risk-free rate	0.96%	0.91%
Time to exercise (years)	2 years 11 months 19 days	3 years
Equity volatility	70.00%	72.50%
Probability of volume failure	92.00%	94.00%
Rounded 10 day average daily volume (in 1,000’s)	$ 908	$ 735